Financial investments, Restructuring agreement of Abengoa (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) mi	Jan. 29, 2019 USD ($)	Dec. 31, 2018 USD ($)
Restructuring Agreement [Abstract]
Restricted cash included in current other recievables	$ 78.4		$ 78.9
Befesa Agua Tenes, S.L.U. [Member]
Restructuring Agreement [Abstract]
Consideration payment advanced		$ 19.9
Ten West Link [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired	12.50%
Length of transmission lines | mi	114
Rioglass [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired	15.12%